INVESTMENT AND LONG TERM LOANS TO AFFILIATE (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Pointer Brazil [Member]	Dec. 31, 2012 Pointer Brazil [Member]	Dec. 31, 2013 Pointer Brazil [Member] Loan Number One [Member]	Dec. 31, 2013 Pointer Brazil [Member] Loan Number Two [Member]
Percentage of share capital held, parent			48.80%
Percentage of share capital transferred			51.20%
Invested in equity				$ 3,830
Accumulated foreign currency translation differences				(153)
Accumulated net loss				(3,430)
Total investment in affiliate		814		247
Receivable from related party				$ 567	$ 434	$ 286
Loans to related party, interest rate					21.00%	6.00%